Schedule of Investments (unaudited) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.3%
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	100	$108,685
4.75%, 05/15/22 (Call 02/15/22)(a)	USD	100	104,683
5.13%, 03/15/23 (Call 12/15/22)(a)	USD	65	68,876
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	100	108,318

			390,562

Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(b)	EUR	100	119,480
Novomatic AG, 1.63%, 09/20/23	EUR	100	108,456
Wienerberger AG, 2.00%, 05/02/24(b)	EUR	50	59,689

			287,625

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)(b)	EUR	100	122,192
5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	212,200

			334,392

Bermuda — 0.1%
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	USD	240	172,152

Brazil — 0.5%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	USD	200	215,000
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 08/31/20)(a)	USD	110	112,088
6.75%, 02/15/28 (Call 02/15/23)(a)	USD	125	139,687
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	USD	160	176,781
6.50%, 04/15/29 (Call 04/15/24)(a)	USD	155	174,908

			818,464

Canada — 3.1%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)(c)	USD	70	72,778
4.25%, 05/15/24 (Call 08/31/20)(a)	USD	190	193,180
4.38%, 01/15/28 (Call 11/15/22)(a)	USD	95	98,812
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	330	337,425
5.75%, 04/15/25 (Call 04/15/22)(a)	USD	15	16,163
Bombardier Inc.
5.75%, 03/15/22(a)	USD	65	61,100
6.00%, 10/15/22 (Call 08/31/20)(a)	USD	125	114,750
6.13%, 01/15/23(a)	USD	155	135,517
7.50%, 12/01/24 (Call 12/01/20)(a)	USD	100	80,701
7.50%, 03/15/25 (Call 08/31/20)(a)	USD	160	129,200
7.88%, 04/15/27 (Call 04/15/22)(a)	USD	220	174,900
8.75%, 12/01/21(a)	USD	130	130,000
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	45,317
6.13%, 05/15/23 (Call 08/31/20)(a)	CAD	35	26,113
6.25%, 09/15/27 (Call 09/15/22)(a)	USD	82	82,041
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	USD	25	25,242
3.80%, 09/15/23 (Call 06/15/23)	USD	50	50,079
4.25%, 04/15/27 (Call 01/15/27)	USD	100	94,471
5.38%, 07/15/25 (Call 04/15/25)	USD	20	20,000
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 10/21/20)	CAD	40	26,154

Security	Par (000)		Value

Canada (continued)
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	USD	30	$32,259
Crew Energy Inc., 6.50%, 03/14/24 (Call 08/31/20)(a)	CAD	40	19,609
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	USD	50	51,246
9.50%, 11/01/27 (Call 11/01/22)(a)	USD	75	82,078
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	USD	15	15,600
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	80	85,075
7.00%, 06/01/26 (Call 06/01/21)(a)	USD	57	60,740
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 08/10/20)(a)	CAD	25	19,066
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	70	71,097
5.25%, 12/15/27 (Call 12/15/22)(a)	USD	65	67,658
MEG Energy Corp.
6.50%, 01/15/25 (Call 08/31/20)(a)	USD	58	56,985
7.00%, 03/31/24 (Call 08/31/20)(a)	USD	75	71,438
7.13%, 02/01/27 (Call 02/01/23)(a)	USD	150	133,688
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	USD	75	72,563
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	130	128,608
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	65	63,986
5.25%, 08/01/23 (Call 08/31/20)(a)(c)	USD	65	64,675
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	130	123,013
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 08/31/20)	CAD	30	15,160
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	USD	115	119,566
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	105,970
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(c)	USD	90	94,950
Parkland Corp.
5.63%, 05/09/25 (Call 08/31/20)	CAD	100	76,854
5.75%, 09/16/24 (Call 08/31/20)(a)	CAD	25	19,210
5.75%, 09/16/24 (Call 08/31/20)	CAD	25	19,210
5.88%, 07/15/27 (Call 07/15/22)(a)	USD	40	42,243
6.00%, 04/01/26 (Call 04/01/21)(a)	USD	65	68,913
Primo Water Corp., 5.50%, 07/01/24 (Call 08/10/20)(b)	EUR	100	120,286
Quebecor Media Inc.
5.75%, 01/15/23	USD	105	114,219
6.63%, 01/15/23(a)	CAD	75	60,050
Russel Metals Inc., 6.00%, 04/19/22 (Call 08/31/20)(a)	CAD	25	18,605
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	USD	90	83,175
6.75%, 05/01/23 (Call 08/31/20)(a)	USD	50	51,024
6.88%, 06/30/23 (Call 08/31/20)(a)	USD	50	50,313
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	USD	125	135,171
Superior Plus LP
5.13%, 08/27/25 (Call 02/27/21)	CAD	50	37,806
5.25%, 02/27/24 (Call 08/31/20)	CAD	50	37,922
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	USD	80	78,800
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	83,711
5.00%, 07/15/22	USD	100	105,000
5.13%, 04/15/27 (Call 04/15/22)(a)(c)	USD	75	79,425
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	75	81,375
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	39,785
5.75%, 01/15/26 (Call 09/15/20)(b)	CAD	50	38,524

			4,910,594

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Cayman Islands — 0.1%
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	USD	50	$43,875
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(b)	EUR	150	175,467

			219,342

China — 0.0%
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	90	51,300

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23 (Call 08/31/20)(b)	EUR	100	118,824
TDC AS, 6.88%, 02/23/23(b)	GBP	100	141,975

			260,799

Finland — 0.5%
Nokia Oyj, 2.38%, 05/15/25 (Call 02/15/25)(b)	EUR	100	123,518
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)(b)	EUR	200	239,114
3.38%, 06/12/22	USD	65	67,009
4.38%, 06/12/27	USD	65	69,614
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(b)	EUR	100	111,361
2.00%, 05/08/24 (Call 02/08/24)(b)	EUR	100	118,696

			729,312

France — 3.5%
Altice France SA/France
2.13%, 02/15/25 (Call 02/15/22)(b)	EUR	100	113,073
3.38%, 01/15/28 (Call 09/15/22)(b)	EUR	100	115,929
5.50%, 01/15/28 (Call 09/15/22)(a)	USD	200	210,187
5.88%, 02/01/27 (Call 02/01/22)(b)	EUR	200	252,359
7.38%, 05/01/26 (Call 05/01/21)(a)	USD	200	213,375
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	200	223,002
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/22)(b)	EUR	100	109,046
Burger King France SAS, 6.00%, 05/01/24 (Call 08/10/20)(b)	EUR	100	119,403
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(b)	EUR	100	92,814
4.50%, 03/07/24 (Call 12/07/23)(b)	EUR	100	98,863
4.56%, 01/25/23(b)	EUR	100	108,544
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(b)	EUR	100	99,246
6.50%, 07/15/22 (Call 08/10/20)(b)	EUR	100	111,829
Constellium SE, 6.63%, 03/01/25 (Call 08/31/20)(a)	USD	250	258,035
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(b)	EUR	100	111,017
1.63%, 04/03/28 (Call 01/03/28)(b)	EUR	100	110,181
1.88%, 02/15/23 (Call 11/15/22)(b)	EUR	100	118,294
Europcar Mobility Group, 4.00%, 04/30/26 (Call 04/30/22)(b)	EUR	150	92,229
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(b)	EUR	100	111,085
2.63%, 06/15/25 (Call 06/15/21)(b)	EUR	100	115,526
3.13%, 06/15/26 (Call 06/15/22)(b)	EUR	100	116,547
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(b)	EUR	100	116,600
Getlink SE, 3.63%, 10/01/23 (Call 10/01/20)(b)	EUR	100	119,905
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 08/10/20)(b)	EUR	100	98,475
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(b)	EUR	125	134,157
3.25%, 01/14/25 (Call 07/15/21)(b)	EUR	125	141,953

Security	Par (000)		Value

France (continued)
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 08/10/20)(b)	EUR	100	$115,811
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(b)	EUR	100	121,589
3.38%, 04/23/26 (Call 01/23/26)(b)	EUR	100	121,490
4.88%, 09/23/24	EUR	50	65,271
Paprec Holding SA, 4.00%, 03/31/25 (Call 03/31/21)(b)	EUR	100	107,716
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(b)	EUR	100	117,909
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(b)(d)	EUR	100	110,064
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(b)	EUR	100	114,788
1.00%, 11/28/25 (Call 08/28/25)(b)	EUR	100	109,571
1.13%, 10/04/27 (Call 07/04/27)(b)	EUR	100	103,321
1.25%, 06/24/25 (Call 03/24/25)(b)	EUR	100	108,670
2.00%, 09/28/26 (Call 06/28/26)(b)	EUR	100	111,035
Rexel SA, 2.75%, 06/15/26 (Call 03/15/22)(b)	EUR	125	148,893
SPCM SA, 2.88%, 06/15/23 (Call 08/10/20)(b)	EUR	100	117,766
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(b)	EUR	100	117,706
3.13%, 03/22/24 (Call 09/22/23)(b)	EUR	100	120,827
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(b)	EUR	100	110,398
Vallourec SA
2.25%, 09/30/24(b)	EUR	100	52,207
6.63%, 10/15/22 (Call 10/15/20)(b)	EUR	100	61,608

			5,548,314

Germany — 3.2%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 08/10/20)(b)	EUR	100	82,174
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(b)	EUR	100	115,984
1.50%, 04/17/22 (Call 03/17/22)(b)	EUR	100	115,102
3.00%, 04/27/26 (Call 02/27/26)(b)	EUR	100	115,294
CBR Fashion Finance BV, 5.13%, 10/01/22 (Call 08/10/20)(b)	EUR	100	103,452
CeramTec BondCo GmbH, 5.25%, 12/15/25 (Call 12/15/20)(b)	EUR	100	115,471
Commerzbank AG
4.00%, 03/30/27(b)	EUR	100	123,884
4.00%, 12/05/30 (Call 09/05/25)(b)(d)	EUR	200	239,034
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(b)	EUR	100	108,751
Deutsche Bank AG
2.75%, 02/17/25(b)	EUR	125	149,760
4.50%, 05/19/26(b)	EUR	100	125,984
5.63%, 05/19/31 (Call 02/19/26)(b)(d)	EUR	200	253,201
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(d)	USD	200	191,698
Douglas GmbH, 6.25%, 07/15/22 (Call 08/10/20)(b)	EUR	100	103,768
HT Troplast GmbH, 9.25%, 07/15/25 (Call 07/15/22)(b)	EUR	100	120,714
K+S AG
3.25%, 07/18/24 (Call 04/18/24)(b)	EUR	100	102,263
4.13%, 12/06/21(b)	EUR	100	117,721
KME SE, 6.75%, 02/01/23 (Call 08/31/20)(b)	EUR	100	77,749
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(b)(d)	EUR	100	124,470
METRO AG, 1.50%, 03/19/25(b)	EUR	100	120,147
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(b)	EUR	100	116,117
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(b)	EUR	200	232,944
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 08/10/20)(b)	EUR	100	112,879
ProGroup AG, 3.00%, 03/31/26 (Call 03/31/21)(b)	EUR	100	116,299

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(b)(d)	EUR	50	$62,169
Summit Properties Ltd., 2.00%, 01/31/25 (Call 01/31/21)(b)	EUR	100	107,253
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(b)	EUR	100	121,975
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(b)	EUR	100	113,530
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/21)(b)	EUR	100	111,408
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(b)	EUR	125	145,477
1.88%, 03/06/23 (Call 02/06/23)(b)	EUR	175	199,832
2.88%, 02/22/24 (Call 11/22/23)(b)	EUR	150	172,024
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(b)	EUR	100	118,805
Vertical Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(b)	EUR	100	118,704
WEPA Hygieneprodukte GmbH, 2.88%, 12/15/27 (Call 12/15/22)(b)	EUR	100	115,393
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(b)	EUR	200	223,741
3.00%, 10/23/29 (Call 07/23/29)(b)	EUR	100	109,829
ZF North America Capital Inc.
2.75%, 04/27/23(b)	EUR	100	119,793
4.75%, 04/29/25(a)(c)	USD	150	159,076

			5,183,869

Greece — 0.3%
Alpha Bank AE, 4.25%, 02/13/30 (Call 02/13/25)(b)(d)	EUR	100	96,078
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(b)	EUR	100	91,214
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 09/15/20)(b)	EUR	100	28,864
Piraeus Bank SA, 9.75%, 06/26/29 (Call 06/26/24)(b)(d)	EUR	100	91,126
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(b)	EUR	100	118,523

			425,805

Ireland — 0.8%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	USD	150	114,000
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(b)(d)	EUR	100	114,544
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(b)	EUR	225	259,670
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	200	207,978
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(b)(d)	GBP	100	130,494
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/22)(b)	EUR	125	149,586
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26 (Call 10/15/25)(b)	EUR	100	124,997
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/15/27)(b)	EUR	150	174,309

			1,275,578

Israel — 1.3%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(b)	EUR	200	211,264
1.25%, 03/31/23 (Call 12/31/22)(b)	EUR	100	111,626
1.63%, 10/15/28(b)	EUR	100	98,288
1.88%, 03/31/27 (Call 12/31/26)(b)	EUR	100	102,151
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	118,285
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	118,769
6.00%, 01/31/25 (Call 10/31/24)(b)	EUR	100	126,203
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	250	242,605
3.15%, 10/01/26	USD	300	274,500

Security	Par (000)		Value

Israel (continued)
6.00%, 04/15/24 (Call 01/15/24)	USD	200	$210,868
6.75%, 03/01/28 (Call 12/01/27)(c)	USD	200	221,750
7.13%, 01/31/25 (Call 10/31/24)(a)	USD	200	219,308

			2,055,617

Italy — 5.0%
Atlantia SpA
1.63%, 02/03/25(b)	EUR	100	115,618
1.88%, 07/13/27 (Call 04/13/27)(b)	EUR	200	230,000
Autostrade per l’Italia SpA
1.13%, 11/04/21(b)	EUR	100	116,984
1.75%, 06/26/26(b)	EUR	100	115,195
1.88%, 09/26/29 (Call 06/26/29)(b)	EUR	100	113,405
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(b)(d)	EUR	100	103,117
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(b)	EUR	125	145,248
3.63%, 09/24/24(b)	EUR	100	120,652
5.38%, 01/18/28 (Call 01/18/23)(b)(d)	EUR	100	105,243
10.50%, 07/23/29(b)	EUR	100	131,244
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(b)	EUR	100	117,774
Banco BPM SpA
1.75%, 01/28/25(b)	EUR	200	232,514
2.00%, 03/08/22(b)	EUR	100	118,769
2.50%, 06/21/24(b)	EUR	100	119,256
4.38%, 09/21/27 (Call 09/21/22)(b)(d)	EUR	100	117,355
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(b)(d)	EUR	100	120,786
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(b)	EUR	100	116,804
Fiat Chrysler Finance Europe SENC, 4.75%, 07/15/22(b)	EUR	150	187,013
Iccrea Banca SpA, 1.50%, 10/11/22(b)	EUR	150	177,107
Infrastrutture Wireless Italiane SpA, 1.88%, 07/08/26 (Call 04/08/26)(b)	EUR	100	120,137
International Game Technology PLC, 4.75%, 02/15/23 (Call 08/15/22)(b)	EUR	100	120,221
Intesa Sanpaolo SpA
2.86%, 04/23/25(b)	EUR	100	121,671
3.93%, 09/15/26(b)	EUR	100	127,692
5.02%, 06/26/24(a)	USD	200	212,044
6.63%, 09/13/23(b)	EUR	200	269,400
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	117,235
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	100	129,284
Nexi SpA, 1.75%, 10/31/24(b)	EUR	150	173,464
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(b)	EUR	100	125,970
Saipem Finance International BV, 2.75%, 04/05/22(b)	EUR	100	119,108
Sisal Group SpA, 7.00%, 07/31/23 (Call 08/10/20)(b)	EUR	69	82,415
Societa Cattolica di Assicurazioni SC, 4.25%, 12/14/47 (Call 12/14/27)(b)(d)	EUR	100	117,659
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(b)	EUR	100	118,201
2.50%, 07/19/23(b)	EUR	100	121,561
2.75%, 04/15/25 (Call 01/15/25)(b)	EUR	150	183,025
2.88%, 01/28/26 (Call 10/28/25)(b)	EUR	100	122,255
3.00%, 09/30/25(b)	EUR	100	123,020
3.25%, 01/16/23(b)	EUR	200	247,926
3.63%, 01/19/24(b)	EUR	100	125,519
3.63%, 05/25/26(b)	EUR	100	126,645
4.00%, 04/11/24 (Call 01/11/24)(b)	EUR	100	126,649
5.30%, 05/30/24(a)	USD	200	218,000
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27)(b)(d)	EUR	200	222,048
4.38%, 01/03/27 (Call 01/03/22)(b)(d)	EUR	100	121,500

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
4.88%, 02/20/29 (Call 02/20/24)(b)(d)	EUR	200	$249,929
5.46%, 06/30/35 (Call 06/30/30)(a)(d)	USD	200	206,332
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	USD	200	214,197
6.95%, 10/31/22(b)	EUR	100	131,372
Unione di Banche Italiane SpA
2.63%, 06/20/24(b)	EUR	250	308,571
4.45%, 09/15/27 (Call 09/15/22)(b)(d)	EUR	100	122,755
Unipol Gruppo SpA
3.00%, 03/18/25(b)	EUR	100	120,813
3.50%, 11/29/27 (Call 08/29/27)(b)	EUR	100	121,662
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(b)	EUR	100	119,968
Webuild SpA, 1.75%, 10/26/24(b)	EUR	100	101,682

			7,994,014

Japan — 0.4%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	150	176,119
4.00%, 04/20/23 (Call 01/20/23)(b)	EUR	100	121,681
4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	153,302
4.50%, 04/20/25 (Call 01/20/25)(b)	EUR	100	123,805
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	128,084

			702,991

Luxembourg — 1.7%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/22)(b)	EUR	100	112,929
3.00%, 01/15/28 (Call 01/15/23)(b)	EUR	100	110,824
5.00%, 01/15/28 (Call 01/15/23)(a)	USD	200	204,999
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	215,050
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(b)	EUR	100	109,816
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(b)	EUR	100	108,494
6.00%, 02/15/28 (Call 02/15/23)(a)(c)	USD	200	200,000
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	200	228,458
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	USD	200	203,810
ContourGlobal Power Holdings SA, 3.38%, 08/01/23 (Call 08/31/20)(b)	EUR	100	119,728
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 08/10/20)(b)	GBP	100	121,720
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/10/20)(b)	EUR	100	119,071
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 08/31/20)(a)	USD	125	128,665
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(b)	EUR	100	118,630
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(b)	EUR	100	117,644
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25(b)	EUR	100	120,804
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(b)	EUR	90	94,402
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(b)	EUR	100	113,644
Swissport Investments SA, 6.75%, 12/15/21 (Call 08/10/20)(b)	EUR	100	3,548
Vivion Investments Sarl, 3.00%, 08/08/24(b)	EUR	100	106,013

			2,658,249

Macau — 0.4%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/31/20)(a)(c)	USD	200	202,676
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	200	201,500

Security		Par (000)	Value

Macau (continued)
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(a)	USD	100	$98,887
5.50%, 01/15/26 (Call 06/15/22)(a)	USD	200	200,220

			703,283

Netherlands — 1.9%
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(b)	EUR	100	120,514
IPD 3 BV, 4.50%, 07/15/22 (Call 08/10/20)(b)	EUR	100	108,715
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 10/01/20)(b)	EUR	125	145,152
Maxeda DIY Holding BV, 6.13%, 07/15/22 (Call 08/31/20)(b)	EUR	100	112,957
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 08/31/20)(a)(c)	USD	51	51,083
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(b)	EUR	100	116,417
PPF Telecom Group BV
3.13%, 03/27/26 (Call 12/27/25)(b)	EUR	100	117,893
3.50%, 05/20/24 (Call 02/20/24)(b)	EUR	100	120,805
Promontoria Holding 264 BV, 6.75%, 08/15/23 (Call 08/31/20)(b)	EUR	100	93,812
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(b)	EUR	150	164,089
Saipem Finance International BV, 2.63%, 01/07/25(b)	EUR	100	116,416
Selecta Group BV, 5.88%, 02/01/24 (Call 08/31/20)(b)	EUR	100	40,076
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	75	78,895
5.00%, 10/01/25(a)	USD	50	54,018
5.63%, 11/01/24(a)	USD	50	54,286
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(b)	EUR	100	117,730
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/22)(b)	EUR	100	118,013
8.50%, 08/15/27 (Call 08/15/22)(a)	USD	200	218,537
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(b)	EUR	100	113,320
4.88%, 07/01/24 (Call 08/31/20)(b)	EUR	100	120,760
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(b)	EUR	100	112,709
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(b)	EUR	100	112,802
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(b)	EUR	100	115,719
4.25%, 01/15/27 (Call 01/15/22)(b)	EUR	90	110,356
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200	212,060
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	225	237,375

			3,084,509

Portugal — 0.3%
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(b)(d)	EUR	100	108,369
Caixa Geral de Depositos SA, 1.25%, 11/25/24(b)	EUR	100	116,610
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(b)(d)	EUR	100	113,168
4.50%, 04/30/79 (Call 01/30/24)(b)(d)	EUR	100	127,188
Transportes Aereos Portugueses SA, 5.63%, 12/02/24 (Call 06/02/24)(b)	EUR	100	79,154

			544,489

Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	USD	200	177,435

Spain — 1.5%
ABANCA Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(b)(d)	EUR	100	112,694
Banco de Sabadell SA 1.13%, 03/27/25(b)	EUR	100	111,217

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Spain (continued)
1.75%, 05/10/24(b)	EUR	100		$115,226
5.38%, 12/12/28 (Call 12/12/23)(b)(d)	EUR	100		119,361
Bankia SA
1.00%, 06/25/24(b)	EUR	100		115,805
1.13%, 11/12/26(b)	EUR	100		113,868
3.75%, 02/15/29 (Call 02/15/24)(b)(d)	EUR	100		120,715
Cellnex Telecom SA
1.88%, 06/26/29 (Call 03/26/29)	EUR	100		118,983
2.88%, 04/18/25 (Call 01/18/25)(b)	EUR	100		127,436
3.13%, 07/27/22(b)	EUR	100		124,619
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 08/10/20)(b)	EUR	100		108,674
eDreams ODIGEO SA, 5.50%, 09/01/23 (Call 09/01/20)(b)	EUR	100		96,256
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(b)	EUR	100		116,983
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 08/10/20)(b)	EUR	100		112,860
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(b)	EUR	100		115,879
2.25%, 11/15/27 (Call 11/15/22)(b)	EUR	100		117,046
3.20%, 05/01/25 (Call 08/31/20)(b)	EUR	100		118,759
Grupo Isolux Corsan SA
Series B, 6.00%, 12/30/21 (Call 08/31/20)(e)	EUR	28		17
Series C, 1.00%, 12/30/21 (Call 08/31/20)(e)	EUR	0	(f)	0	(g)
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 08/10/20)(b)	EUR	100		105,077
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(b)(d)	EUR	100		103,214
NH Hotel Group SA, 3.75%, 10/01/23 (Call 08/10/20)(b)	EUR	90		94,687
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 08/31/20)(b)	EUR	100		57,381
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(b)(d)	EUR	100		123,046

				2,449,803

Sweden — 0.9%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(b)(d)	EUR	100		119,790
Dometic Group AB, 3.00%, 05/08/26 (Call 04/08/26)(b)	EUR	125		143,175
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(b)(d)	EUR	100		115,598
Intrum AB
2.75%, 07/15/22 (Call 08/31/20)(b)	EUR	50		58,999
3.13%, 07/15/24 (Call 08/31/20)(b)	EUR	100		111,910
3.50%, 07/15/26 (Call 07/15/22)(b)	EUR	200		218,881
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	USD	225		237,337
Verisure Holding AB, 3.88%, 07/15/26 (Call 07/15/22)(b)	EUR	100		118,263
Verisure Midholding AB, 5.75%, 12/01/23 (Call 08/10/20)(b)	EUR	200		237,653
Volvo Car AB, 2.13%, 04/02/24 (Call 01/02/24)(b)	EUR	100		117,983

				1,479,589

Switzerland — 0.2%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/23)(b)	EUR	100		84,378
2.50%, 10/15/24 (Call 10/15/20)(b)	EUR	100		90,327
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	105		50,414

				225,119

United Kingdom — 3.9%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 09/01/20)(b)	EUR	100		112,491
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(b)	GBP	100		135,926

Security		Par (000)	Value

United Kingdom (continued)
Avon International Capital PLC, 6.50%, 08/15/22 (Call 09/01/20)(a)	USD	50	$49,787
Boparan Finance PLC, 4.38%, 07/15/21 (Call 08/10/20)(b)	EUR	100	108,160
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(b)(d)	EUR	100	112,475
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 08/10/20)(b)	GBP	100	133,164
eG Global Finance PLC
4.38%, 02/07/25 (Call 05/15/21)(b)	EUR	100	111,485
6.25%, 10/30/25 (Call 10/30/21)(b)	EUR	100	117,530
6.75%, 02/07/25 (Call 05/15/21)(a)	USD	200	208,960
FCE Bank PLC, 1.13%, 02/10/22(b)	EUR	100	115,338
Fiat Chrysler Automobiles NV
3.38%, 07/07/23 (Call 04/07/23)(b)	EUR	125	152,902
3.75%, 03/29/24(b)	EUR	200	248,772
3.88%, 01/05/26 (Call 10/05/25)(b)	EUR	150	188,485
4.50%, 07/07/28 (Call 04/07/28)(b)	EUR	100	130,020
5.25%, 04/15/23	USD	200	210,803
GKN Holdings Ltd., 5.38%, 09/19/22(b)	GBP	100	136,061
Heathrow Finance PLC, 3.88%, 03/01/27(b)	GBP	100	123,966
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 09/15/20)(b)	GBP	100	120,069
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(b)	EUR	100	114,957
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(b)	EUR	100	110,243
International Game Technology PLC
3.50%, 06/15/26 (Call 06/15/22)(b)	EUR	150	168,813
6.25%, 01/15/27 (Call 07/15/26)(a)	USD	100	106,054
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23(b)	GBP	100	115,746
4.50%, 01/15/26(b)	EUR	100	96,374
5.63%, 02/01/23 (Call 08/31/20)(a)(c)	USD	150	141,447
5.88%, 11/15/24 (Call 08/15/24)(b)	EUR	100	105,486
Marks & Spencer PLC, 6.00%, 06/12/25(b)	GBP	100	140,693
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(b)(d)	GBP	100	70,350
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(b)	EUR	100	121,009
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(b)	GBP	100	131,290
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21 (Call 08/10/20)(b)	GBP	100	80,749
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(b)	EUR	100	116,736
Shop Direct Funding PLC, 7.75%, 11/15/22 (Call 09/01/20)(b)	GBP	100	120,223
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(b)	GBP	100	126,382
Synthomer PLC, 3.88%, 07/01/25 (Call 07/01/22)(b)	EUR	100	121,483
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(d)	GBP	125	173,596
Top Gun Realisations 74 PLC, 6.50%, 07/01/22 (Call 08/10/20)(b)(e)	GBP	25	6,243
Victoria PLC, 5.25%, 07/15/24 (Call 07/15/21)(b)	EUR	100	116,489
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(b)	GBP	150	196,446
5.00%, 04/15/27 (Call 04/15/22)(b)	GBP	100	136,546
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	200	218,000
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(b)	GBP	100	133,037
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25 (Call 09/15/20)(b)	EUR	100	116,527
Vodafone Group PLC 3.10%, 01/03/79 (Call 10/03/23)(b)(d)	EUR	200	239,735

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
4.20%, 10/03/78 (Call 07/03/28)(b)(d)	EUR	100	$130,108
7.00%, 04/04/79 (Call 01/04/29)(d)	USD	225	268,456

			6,239,612

United States — 66.6%
Acadia Healthcare Co. Inc.
5.50%, 07/01/28 (Call 07/01/23)(a)	USD	30	31,741
5.63%, 02/15/23 (Call 08/31/20)	USD	80	81,258
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	USD	115	116,163
8.13%, 02/15/24 (Call 02/15/21)(a)	USD	120	127,042
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	30	33,066
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(b)	EUR	100	108,381
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)	USD	200	215,068
9.00%, 04/15/25 (Call 04/15/22)(a)	USD	60	66,785
ADT Security Corp. (The)
3.50%, 07/15/22	USD	125	127,812
4.13%, 06/15/23	USD	90	93,987
AECOM
5.13%, 03/15/27 (Call 12/15/26)	USD	125	136,745
5.88%, 10/15/24 (Call 07/15/24)	USD	100	108,625
AES Corp. (The)
5.13%, 09/01/27 (Call 09/01/22)	USD	70	75,465
5.50%, 04/15/25 (Call 08/31/20)	USD	70	62,884
6.00%, 05/15/26 (Call 05/15/21)	USD	65	68,827
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	USD	60	61,500
4.63%, 01/15/27 (Call 01/15/23)(a)	USD	170	180,881
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	100	107,629
5.75%, 03/15/25 (Call 08/31/20)	USD	150	154,760
5.88%, 02/15/28 (Call 08/15/22)(a)	USD	125	137,081
6.63%, 06/15/24 (Call 08/31/20)	USD	150	155,552
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	75	84,231
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	214,990
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	USD	65	68,437
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	USD	170	181,678
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	140	155,400
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	USD	50	52,563
5.00%, 10/01/24 (Call 08/11/20)(a)	USD	125	127,264
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	70	77,175
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD	130	146,304
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)	USD	50	39,938
10.50%, 04/24/26(a)	USD	92	77,939
12.00%, 06/15/26 (Call 06/15/23)(a)	USD	247	95,373
AMC Networks Inc.
4.75%, 12/15/22 (Call 08/31/20)	USD	33	33,268
4.75%, 08/01/25 (Call 08/01/21)(c)	USD	100	102,253
5.00%, 04/01/24 (Call 08/31/20)	USD	125	127,334
American Airlines Group Inc.
3.75%, 03/01/25(a)	USD	65	28,600
5.00%, 06/01/22(a)	USD	95	53,200
American Airlines Inc., 11.75%, 07/15/25(a)	USD	250	217,500

Security		Par (000)	Value

United States (continued)
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 08/31/20)	USD	90	$92,194
6.25%, 03/15/26 (Call 03/15/21)	USD	50	50,688
6.50%, 04/01/27 (Call 04/01/22)	USD	60	61,500
6.88%, 07/01/28 (Call 07/01/23)	USD	50	51,002
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	USD	100	103,750
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	90	96,825
5.63%, 05/20/24 (Call 03/20/24)	USD	85	91,272
5.75%, 05/20/27 (Call 02/20/27)	USD	75	81,891
5.88%, 08/20/26 (Call 05/20/26)	USD	75	82,759
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 08/17/20)	USD	80	71,520
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	85	73,351
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	80	68,350
Antero Resources Corp.
5.00%, 03/01/25 (Call 08/31/20)	USD	75	47,531
5.13%, 12/01/22 (Call 08/31/20)	USD	65	52,000
5.38%, 11/01/21 (Call 08/31/20)(c)	USD	120	114,900
5.63%, 06/01/23 (Call 08/31/20)(c)	USD	95	68,163
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	USD	80	79,760
7.88%, 12/01/22 (Call 08/31/20)	USD	94	95,120
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(c)	USD	50	49,865
5.00%, 04/01/25 (Call 08/31/20)(a)	USD	75	77,569
5.00%, 02/01/28 (Call 02/01/23)(a)(c)	USD	145	145,906
6.38%, 05/01/25 (Call 05/01/22)(a)	USD	145	152,794
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	USD	40	40,431
6.88%, 04/01/27 (Call 04/01/22)(a)	USD	65	66,525
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	USD	70	75,293
6.13%, 02/15/28 (Call 02/15/23)(a)	USD	75	79,756
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	USD	36	36,822
4.75%, 03/01/30 (Call 03/01/25)(a)	USD	36	36,990
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	USD	75	47,963
10.00%, 04/01/22 (Call 08/31/20)(a)	USD	125	103,063
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	USD	180	190,179
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)(b)	EUR	100	122,713
6.00%, 10/01/24 (Call 10/01/20)(a)	USD	190	199,764
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	USD	95	103,003
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)	USD	55	51,425
10.50%, 05/15/25 (Call 05/15/22)(a)	USD	40	46,241
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(b)	EUR	100	102,224
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/31/20)(a)	USD	65	65,284
Avon Products Inc., 7.00%, 03/15/23	USD	50	51,190
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 08/31/20)(b)	EUR	125	147,812
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/20)(c)	USD	115	120,190
5.25%, 09/15/27 (Call 03/01/22)	USD	70	74,222

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Ball Corp.
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	$115,643
4.00%, 11/15/23	USD	125	132,594
4.38%, 12/15/23	EUR	100	129,257
4.88%, 03/15/26 (Call 12/15/25)(c)	USD	95	108,089
5.00%, 03/15/22	USD	50	52,438
5.25%, 07/01/25	USD	125	142,500
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	USD	185	195,800
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	220	246,378
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	190	213,218
Bausch Health Companies Inc.
4.50%, 05/15/23 (Call 08/31/20)(b)	EUR	225	264,888
5.00%, 01/30/28 (Call 01/30/23)(a)	USD	155	155,284
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	130	132,762
5.50%, 11/01/25 (Call 11/01/20)(a)	USD	220	228,296
5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	70,769
6.13%, 04/15/25 (Call 08/31/20)(a)(c)	USD	360	372,150
6.25%, 02/15/29 (Call 02/15/24)(a)	USD	160	170,004
7.00%, 03/15/24 (Call 08/31/20)(a)	USD	100	104,248
7.00%, 01/15/28 (Call 01/15/23)(a)	USD	95	103,242
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	95	104,814
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	140	154,988
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	USD	165	161,906
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(b)	EUR	150	175,332
Berry Global Inc.
1.00%, 01/15/25 (Call 10/15/24)(b)	EUR	100	113,390
4.50%, 02/15/26 (Call 02/15/21)(a)(c)	USD	65	66,560
4.88%, 07/15/26 (Call 07/15/22)(a)	USD	155	163,719
5.13%, 07/15/23 (Call 08/31/20)(c)	USD	90	91,050
5.63%, 07/15/27 (Call 07/15/22)(a)(c)	USD	65	69,631
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	USD	100	103,990
10.00%, 10/15/25 (Call 10/15/20)	USD	65	69,509
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 08/31/20)(a)	USD	105	103,971
Boxer Parent Co. Inc.
6.50%, 10/02/25 (Call 06/01/22)(b)	EUR	100	123,910
7.13%, 10/02/25 (Call 06/01/22)(a)	USD	65	71,500
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)	USD	125	119,679
6.00%, 08/15/26 (Call 08/15/21)	USD	90	90,900
6.38%, 04/01/26 (Call 04/01/21)	USD	95	96,871
8.63%, 06/01/25 (Call 06/01/22)(a)	USD	60	66,218
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/31/20)(a)(c)	USD	125	115,625
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	USD	15	15,938
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	USD	125	104,756
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	75	74,119
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	50	50,125
4.13%, 12/01/27 (Call 09/01/27)	USD	75	73,463
4.15%, 07/01/23 (Call 04/01/23)	USD	50	50,281
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	50	49,613
6.38%, 01/22/78 (Call 01/22/23)(d)	USD	50	34,781
Builders FirstSource Inc., 5.00%, 03/01/30 (Call 03/01/25)(a)	USD	75	78,660

Security	Par (000)		Value

United States (continued)
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	USD	215	$192,246
California Resources Corp., 8.00%, 12/15/22 (Call 08/31/20)(a)(e)	USD	37	666
Callon Petroleum Co.
6.13%, 10/01/24 (Call 08/31/20)	USD	75	23,063
6.25%, 04/15/23 (Call 08/31/20)	USD	35	11,444
6.38%, 07/01/26 (Call 07/01/21)	USD	50	14,391
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	155	160,802
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	15	15,150
5.00%, 02/01/31 (Call 02/01/26)(a)	USD	15	15,373
5.13%, 03/15/28 (Call 03/15/23)(a)	USD	150	155,887
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	150	155,566
5.50%, 02/01/24 (Call 08/26/20)	USD	75	76,136
5.75%, 01/15/25 (Call 08/26/20)(c)	USD	150	154,192
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(c)	USD	70	67,725
Carnival Corp., 10.50%, 02/01/26 (Call 08/01/23)(a)	USD	64	66,120
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(b)	EUR	100	113,200
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 08/17/20)(a)	USD	65	65,991
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	300	313,125
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	260	275,574
4.50%, 05/01/32 (Call 05/01/26)(a)	USD	145	152,772
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	335	357,612
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	265	280,237
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	355	376,991
5.38%, 05/01/25 (Call 08/31/20)(a)	USD	95	97,961
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	190	208,287
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	190	200,982
5.75%, 02/15/26 (Call 02/15/21)(a)	USD	365	382,794
5.88%, 04/01/24 (Call 08/20/20)(a)	USD	215	222,460
5.88%, 05/01/27 (Call 05/01/21)(a)	USD	100	105,750
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(c)	USD	75	80,202
5.00%, 10/15/24 (Call 07/15/24)	USD	65	72,475
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	65	71,178
5.88%, 06/15/26 (Call 06/15/21)	USD	65	69,300
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	USD	75	78,666
4.25%, 04/01/28 (Call 10/01/22)	USD	75	80,234
5.00%, 09/01/25 (Call 08/31/20)(c)	USD	75	77,728
5.50%, 12/01/24 (Call 06/01/24)	USD	70	78,313
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	USD	70	66,129
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	USD	85	82,025
5.50%, 05/01/25 (Call 05/01/22)(a)	USD	100	101,969
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)	USD	250	264,687
4.25%, 12/15/27 (Call 12/15/22)	USD	315	334,773
4.63%, 12/15/29 (Call 12/15/24)	USD	365	408,139
4.75%, 05/15/22 (Call 08/31/20)	USD	125	126,875
4.75%, 01/15/25 (Call 08/31/20)	USD	150	155,729
5.25%, 04/01/25 (Call 08/17/20)(a)	USD	150	156,168
5.38%, 06/01/26 (Call 06/01/21)(a)	USD	225	240,617
5.38%, 08/15/26 (Call 08/15/21)(a)	USD	95	101,020

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	USD	130	$135,673
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	130	135,931
5.63%, 04/01/25 (Call 01/01/25)	USD	65	69,388
Series T, 5.80%, 03/15/22	USD	75	78,655
Series W, 6.75%, 12/01/23	USD	75	83,081
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	USD	125	141,076
CF Industries Inc., 3.45%, 06/01/23	USD	95	99,064
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/11/20)(a)	USD	125	127,812
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	65	68,738
5.50%, 04/01/26 (Call 04/01/21)(a)	USD	65	68,561
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	USD	65	64,857
6.63%, 05/15/23 (Call 08/31/20)	USD	115	115,503
7.00%, 05/15/25 (Call 08/31/20)(c)	USD	95	96,436
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)	USD	190	199,794
5.25%, 10/01/25 (Call 10/01/20)	USD	136	139,400
5.63%, 10/01/26 (Call 10/01/21)	USD	140	147,875
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)(e)	USD	161	14,893
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 08/31/20)	USD	290	291,999
6.63%, 02/15/25 (Call 02/15/22)(a)	USD	155	156,209
6.88%, 04/01/28 (Call 04/01/23)(a)	USD	185	65,097
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	210	215,097
8.00%, 12/15/27 (Call 12/15/22)(a)	USD	89	89,560
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	170	108,375
8.63%, 01/15/24 (Call 01/15/21)(a)	USD	130	133,898
9.88%, 06/30/23 (Call 08/17/20)(a)(h)	USD	195	154,011
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	50	51,000
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	80	83,497
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 08/31/20)(a)	USD	80	82,724
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/20)	USD	95	81,320
5.13%, 12/15/22 (Call 08/31/20)	USD	50	43,631
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	USD	60	60,150
4.75%, 02/16/24 (Call 11/16/23)	USD	65	67,462
5.00%, 08/15/22	USD	95	98,313
5.00%, 08/01/23	USD	100	104,625
5.25%, 03/07/25 (Call 12/07/24)	USD	65	69,388
6.13%, 03/09/28	USD	50	57,285
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	USD	175	175,437
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 05/15/22)(b)	EUR	100	118,196
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	125	133,765
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	245	257,997
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	USD	130	127,215
9.25%, 02/15/24 (Call 02/15/21)	USD	214	193,313
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)	USD	85	90,961
5.75%, 10/15/25 (Call 10/15/21)	USD	75	79,875
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	USD	50	48,320
5.88%, 06/01/27 (Call 06/01/22)	USD	50	43,000

Security		Par (000)	Value

United States (continued)
6.75%, 03/15/26 (Call 03/15/22)(a)	USD	95	$95,594
9.88%, 10/17/25 (Call 10/17/22)(a)	USD	129	140,932
CNX Resources Corp., 5.88%, 04/15/22 (Call 08/31/20)	USD	40	39,750
Colfax Corp.
3.25%, 05/15/25 (Call 08/31/20)(b)	EUR	100	118,479
6.00%, 02/15/24 (Call 02/15/21)(a)	USD	75	78,938
6.38%, 02/15/26 (Call 02/15/22)(a)(c)	USD	50	53,927
Colt Merger Sub Inc.
5.75%, 07/01/25 (Call 07/01/22)(a)	USD	10	10,325
6.25%, 07/01/25 (Call 07/01/22)(a)	USD	455	468,650
8.13%, 07/01/27 (Call 07/01/23)(a)	USD	111	113,359
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	USD	155	160,231
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	90	95,805
7.13%, 07/01/28 (Call 07/01/23)(a)	USD	65	68,812
8.25%, 03/01/27 (Call 03/01/22)(a)(c)	USD	125	134,800
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(c)	USD	90	87,300
6.00%, 06/15/25 (Call 08/11/20)(a)	USD	140	142,837
Comstock Resources Inc.
7.50%, 05/15/25 (Call 08/31/20)(a)	USD	80	74,963
9.75%, 08/15/26 (Call 08/15/21)	USD	100	100,000
9.75%, 08/15/26 (Call 08/15/21)	USD	20	20,000
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	100	96,780
4.38%, 01/15/28 (Call 10/15/27)	USD	125	116,957
4.50%, 04/15/23 (Call 01/15/23)	USD	125	125,000
Core & Main LP, 6.13%, 08/15/25 (Call 08/31/20)(a)	USD	20	20,602
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(b)	EUR	100	94,811
Covanta Holding Corp.
5.88%, 03/01/24 (Call 08/31/20)	USD	50	51,388
5.88%, 07/01/25 (Call 08/31/20)	USD	50	52,125
6.00%, 01/01/27 (Call 01/01/22)	USD	50	52,047
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	USD	75	67,259
5.75%, 04/01/25 (Call 08/31/20)	USD	65	61,181
6.25%, 04/01/23 (Call 08/17/20)	USD	90	87,156
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	125	131,940
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	53,088
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	USD	100	104,458
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(b)	EUR	100	115,857
2.25%, 02/01/23 (Call 11/01/22)(b)	EUR	100	119,866
2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	122,252
4.00%, 07/15/22 (Call 04/15/22)(b)	EUR	100	123,849
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	USD	150	147,000
CSC Holdings LLC
5.25%, 06/01/24	USD	250	275,000
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	217,125
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	209,750
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	214,017
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	200	221,960
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	300	343,500
6.75%, 11/15/21	USD	100	106,021
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	229,560

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
10.88%, 10/15/25 (Call 10/15/20)(a)	USD	200	$214,570
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	USD	50	45,813
5.75%, 02/15/28 (Call 02/15/23)(a)	USD	50	44,503
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/31/20)(a)	USD	50	51,859
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	USD	15	15,709
5.50%, 12/15/24 (Call 08/31/20)	USD	55	56,213
5.63%, 06/15/28 (Call 06/15/23)	USD	35	36,531
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(b)	EUR	100	120,627
DaVita Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	175	186,375
5.00%, 05/01/25 (Call 08/17/20)	USD	190	195,231
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	65	65,169
4.75%, 09/30/21 (Call 06/30/21)(a)	USD	65	65,992
5.13%, 05/15/29 (Call 02/15/29)	USD	75	75,375
5.38%, 07/15/25 (Call 04/15/25)	USD	105	110,746
5.63%, 07/15/27 (Call 04/15/27)	USD	25	25,865
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	USD	65	49,010
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/17/20)(a)(c)	USD	205	212,944
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	75	65,063
3.75%, 10/28/29 (Call 07/28/29)	USD	100	80,880
3.80%, 04/19/23 (Call 03/19/23)	USD	100	93,117
4.38%, 04/19/28 (Call 01/19/28)	USD	25	21,406
7.38%, 01/15/26 (Call 12/15/25)	USD	175	173,469
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 08/31/20)(a)	USD	65	63,448
10.75%, 09/01/24 (Call 08/31/20)(a)	USD	75	66,563
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	USD	330	252,450
6.63%, 08/15/27 (Call 08/15/22)(a)	USD	200	109,500
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/31/20)	USD	25	22,938
9.38%, 07/15/25 (Call 07/15/22)(a)	USD	36	38,030
DISH DBS Corp.
5.00%, 03/15/23(c)	USD	190	198,409
5.88%, 07/15/22(c)	USD	225	237,098
5.88%, 11/15/24	USD	200	209,750
7.38%, 07/01/28 (Call 07/01/23)(a)	USD	47	49,879
7.75%, 07/01/26(c)	USD	250	280,692
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(c)	USD	65	56,164
9.75%, 06/15/25 (Call 06/15/22)	USD	85	93,819
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	USD	50	52,521
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	USD	90	98,323
10.25%, 02/15/27 (Call 02/15/22)(a)	USD	57	64,737
Edgewell Personal Care Co.
4.70%, 05/24/22	USD	65	68,392
5.50%, 06/01/28 (Call 06/01/23)(a)	USD	80	86,600
Elanco Animal Health Inc.
4.66%, 08/27/21	USD	65	67,376
5.02%, 08/28/23 (Call 07/28/23)	USD	100	110,800
5.65%, 08/28/28 (Call 05/28/28)	USD	75	86,936
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	USD	125	130,820

Security		Par (000)	Value

United States (continued)
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	80	$83,514
4.75%, 02/01/30 (Call 02/01/25)	USD	80	84,400
5.75%, 11/01/24 (Call 08/31/20)	USD	87	87,699
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	USD	65	65,704
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	125	128,854
6.63%, 07/15/25 (Call 07/15/22)(a)	USD	10	10,513
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	USD	91	69,388
9.50%, 07/31/27 (Call 07/31/23)(a)	USD	72	77,580
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(b)	EUR	100	121,345
Energizer Holdings Inc.
4.75%, 06/15/28 (Call 06/15/23)(a)	USD	50	53,630
6.38%, 07/15/26 (Call 07/15/21)(a)	USD	65	69,196
7.75%, 01/15/27 (Call 01/15/22)(a)	USD	65	72,204
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	90	72,108
4.40%, 04/01/24 (Call 01/01/24)	USD	50	42,418
4.85%, 07/15/26 (Call 04/15/26)	USD	65	50,384
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	USD	75	74,288
4.13%, 12/01/26 (Call 09/01/26)	USD	50	48,500
4.75%, 07/15/23 (Call 06/15/23)	USD	125	126,562
5.50%, 07/15/28 (Call 04/15/28)	USD	100	103,805
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	35	36,925
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	75	82,695
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	USD	150	140,032
7.88%, 02/01/25 (Call 01/01/25)	USD	100	110,125
8.75%, 02/01/30 (Call 11/01/29)	USD	100	113,660
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	USD	95	91,293
5.25%, 05/01/25 (Call 08/31/20)(a)	USD	140	143,013
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 08/31/20)(a)(c)	USD	125	31,213
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 08/31/20)	USD	60	51,621
6.75%, 06/15/23 (Call 08/17/20)(c)	USD	60	51,546
10.00%, 04/15/25 (Call 04/15/22)(a)	USD	25	27,493
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(d)(i)	USD	100	91,187
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 08/31/20)(a)	USD	80	81,267
7.88%, 07/15/26 (Call 07/15/21)(a)(c)	USD	65	67,383
Ford Credit Canada Co., 4.46%, 11/13/24	CAD	50	36,114
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	USD	200	203,000
8.50%, 04/21/23	USD	395	437,709
9.00%, 04/22/25 (Call 03/22/25)	USD	430	505,011
9.63%, 04/22/30 (Call 01/22/30)	USD	125	164,687
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	108,828
1.51%, 02/17/23	EUR	100	114,215
1.74%, 07/19/24	EUR	100	111,576
2.39%, 02/17/26	EUR	100	111,444
3.02%, 03/06/24	EUR	200	234,312
3.35%, 11/01/22	USD	200	201,000
3.81%, 01/09/24 (Call 11/09/23)	USD	200	201,670
4.06%, 11/01/24 (Call 10/01/24)	USD	200	204,440

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.27%, 01/09/27 (Call 11/09/26)	USD	200	$203,060
4.38%, 08/06/23	USD	200	206,958
4.39%, 01/08/26	USD	200	205,250
5.11%, 05/03/29 (Call 02/03/29)(c)	USD	200	213,940
5.13%, 06/16/25 (Call 05/16/25)	USD	415	440,455
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	USD	55	51,563
6.75%, 03/15/22 (Call 08/31/20)(a)	USD	90	91,303
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	USD	40	41,300
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	USD	55	54,230
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	90	89,775
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	USD	40	41,452
3.88%, 03/15/23 (Call 12/15/22)	USD	190	201,518
4.13%, 03/01/28 (Call 03/01/23)	USD	75	78,844
4.25%, 03/01/30 (Call 03/01/25)	USD	75	78,454
4.38%, 08/01/28 (Call 08/01/23)	USD	20	21,181
4.55%, 11/14/24 (Call 08/14/24)(c)	USD	105	112,350
4.63%, 08/01/30 (Call 08/01/25)	USD	15	16,019
5.00%, 09/01/27 (Call 09/01/22)	USD	80	85,032
5.25%, 09/01/29 (Call 09/01/24)	USD	85	94,057
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)	USD	210	217,350
8.50%, 04/01/26 (Call 04/01/21)(a)	USD	200	197,000
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)(a)	USD	64	55,343
12.25%, 11/15/26 (Call 11/15/22)(a)	USD	99	97,119
Gap Inc. (The)
8.38%, 05/15/23(a)	USD	35	38,497
8.63%, 05/15/25 (Call 05/15/22)(a)	USD	90	99,198
8.88%, 05/15/27 (Call 05/15/23)(a)	USD	125	139,738
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	USD	75	79,125
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 08/31/20)	USD	50	47,406
6.25%, 05/15/26 (Call 02/15/21)	USD	50	46,875
6.50%, 10/01/25 (Call 10/01/20)	USD	70	64,838
7.75%, 02/01/28 (Call 02/01/23)	USD	95	89,775
Genworth Holdings Inc., 7.63%, 09/24/21	USD	90	90,225
Golden Nugget Inc.
6.75%, 10/15/24 (Call 08/31/20)(a)	USD	165	113,437
8.75%, 10/01/25 (Call 10/01/20)(a)	USD	85	44,519
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	USD	90	88,875
5.00%, 05/31/26 (Call 05/31/21)	USD	115	114,766
5.13%, 11/15/23 (Call 08/31/20)	USD	125	125,069
9.50%, 05/31/25 (Call 05/31/22)	USD	75	84,422
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	USD	75	76,125
Gray Television Inc.
5.13%, 10/15/24 (Call 08/11/20)(a)(c)	USD	75	77,250
5.88%, 07/15/26 (Call 07/15/21)(a)(c)	USD	65	67,185
7.00%, 05/15/27 (Call 05/15/22)(a)	USD	90	98,304
Griffon Corp.
5.75%, 03/01/28 (Call 03/01/23)	USD	120	125,700
5.75%, 03/01/28 (Call 03/01/23)(a)	USD	10	10,450
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 08/31/20)	USD	80	41,650
6.38%, 05/15/25 (Call 08/31/20)	USD	50	24,413

Security		Par (000)	Value

United States (continued)
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(b)	EUR	100	$118,738
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	115	121,635
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	USD	115	125,637
5.38%, 05/15/25 (Call 05/15/22)(a)	USD	30	32,050
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	USD	315	331,404
5.38%, 02/01/25	USD	275	308,502
5.38%, 09/01/26 (Call 03/01/26)(c)	USD	125	142,812
5.63%, 09/01/28 (Call 03/01/28)	USD	165	196,989
5.88%, 05/01/23	USD	155	170,250
5.88%, 02/15/26 (Call 08/15/25)	USD	165	192,687
5.88%, 02/01/29 (Call 08/01/28)	USD	125	152,038
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/22)(a)	USD	155	168,562
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(c)	USD	150	158,858
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	USD	70	71,072
5.63%, 02/15/26 (Call 02/15/21)(a)	USD	100	101,877
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 08/31/20)(a)	USD	65	61,749
5.75%, 10/01/25 (Call 08/31/20)(a)	USD	65	61,628
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	69,023
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 08/17/20)	USD	125	126,250
4.88%, 01/15/30 (Call 01/15/25)	USD	130	136,012
5.13%, 05/01/26 (Call 05/01/21)	USD	165	170,063
5.38%, 05/01/25 (Call 05/01/22)(a)	USD	10	10,454
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	65	69,266
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 08/17/20)	USD	100	101,625
4.88%, 04/01/27 (Call 04/01/22)	USD	75	77,895
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	USD	100	102,494
4.63%, 02/01/28 (Call 02/01/23)(a)	USD	50	53,385
Howard Hughes Corp. (The), 5.38%, 03/15/25
(Call 08/31/20)(a)	USD	125	126,226
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	155	165,969
6.88%, 05/01/25 (Call 04/01/25)	USD	130	146,780
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	USD	175	185,234
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	95	104,299
6.63%, 08/01/26	USD	100	110,823
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	USD	125	127,232
5.25%, 05/15/27 (Call 11/15/26)	USD	122	126,302
6.25%, 05/15/26 (Call 05/15/22)(c)	USD	130	137,380
6.38%, 12/15/25 (Call 12/15/20)	USD	95	98,471
6.75%, 02/01/24 (Call 08/31/20)	USD	65	66,950
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(c)	USD	65	64,370
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	95	95,830
6.38%, 05/01/26 (Call 05/01/22)	USD	100	105,373
8.38%, 05/01/27 (Call 05/01/22)	USD	155	154,563
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	216,089
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	USD	145	122,706

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
IQVIA Inc.
2.25%, 01/15/28 (Call 07/15/22)(b)	EUR	100	$116,878
2.88%, 06/15/28 (Call 06/15/23)(b)	EUR	100	120,593
3.25%, 03/15/25 (Call 08/31/20)(b)	EUR	200	239,882
5.00%, 05/15/27 (Call 05/15/22)(a)	USD	200	213,123
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)(a)	USD	50	50,250
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	75	81,830
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	129,844
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	125	129,844
5.00%, 07/15/28 (Call 07/15/23)(a)	USD	30	31,060
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	105	109,848
5.25%, 07/15/30 (Call 07/15/25)(a)	USD	140	147,960
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	75	80,531
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(b)	GBP	100	130,230
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	USD	70	67,419
4.75%, 10/01/24 (Call 07/01/24)	USD	100	98,902
5.25%, 09/15/22 (Call 08/31/20)	USD	50	50,125
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)	USD	20	20,981
5.00%, 06/15/28 (Call 06/15/23)(a)	USD	25	26,618
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)	USD	50	50,485
4.88%, 12/15/27 (Call 12/15/22)(a)	USD	50	51,099
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	USD	55	57,632
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 08/31/20)	USD	150	150,562
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	USD	100	106,640
5.00%, 06/01/24 (Call 08/31/20)(a)	USD	130	133,041
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	130	136,175
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)(b)	EUR	100	118,469
2.00%, 06/30/23 (Call 03/30/23)(b)	EUR	100	120,740
2.25%, 05/25/28 (Call 02/25/28)(b)	EUR	150	177,605
3.00%, 06/01/26 (Call 03/01/26)	USD	200	211,639
3.75%, 04/01/30 (Call 01/01/30)(a)	USD	100	108,148
3.88%, 05/15/27 (Call 02/15/27)(a)	USD	155	166,502
3.95%, 07/15/25 (Call 04/15/25)	USD	175	192,219
4.25%, 03/01/31 (Call 12/01/30)(a)	USD	165	180,856
4.63%, 01/30/29 (Call 10/30/28)	USD	125	142,161
L Brands Inc.
5.25%, 02/01/28	USD	65	60,369
5.63%, 02/15/22	USD	110	112,750
5.63%, 10/15/23	USD	65	65,874
6.88%, 07/01/25 (Call 07/01/22)(a)	USD	10	10,775
7.50%, 06/15/29 (Call 06/15/24)	USD	65	66,625
9.38%, 07/01/25(a)	USD	10	11,163
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	USD	90	97,200
10.50%, 07/15/27 (Call 07/15/22)(a)(c)	USD	85	92,384
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	USD	80	67,723
5.25%, 03/15/22 (Call 09/15/21)(a)	USD	65	63,700
5.25%, 10/01/25 (Call 10/01/20)(a)	USD	60	54,825
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	USD	75	75,656

Security		Par (000)	Value

United States (continued)
4.00%, 02/15/30 (Call 02/15/25)(a)	USD	50	$50,320
4.88%, 01/15/29 (Call 01/15/24)(a)	USD	15	15,722
5.00%, 05/01/23 (Call 08/31/20)	USD	50	50,421
5.75%, 02/01/26 (Call 02/01/21)	USD	80	83,824
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	105,000
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	105	110,119
4.88%, 05/15/28 (Call 11/15/27)(a)	USD	60	67,200
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	USD	75	52,819
10.13%, 01/15/28 (Call 01/15/23)	USD	50	35,500
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	USD	200	215,000
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	75	76,886
4.50%, 04/30/24 (Call 01/31/24)	USD	80	86,301
4.75%, 11/15/22 (Call 08/15/22)	USD	25	26,250
4.75%, 05/30/25 (Call 02/28/25)	USD	65	71,805
4.75%, 11/29/27 (Call 05/29/27)	USD	90	103,000
4.88%, 12/15/23 (Call 09/15/23)	USD	55	59,400
5.88%, 11/15/24 (Call 05/15/24)	USD	55	62,279
Level 3 Financing Inc.
4.25%, 07/01/28 (Call 07/01/23)(a)	USD	125	130,338
4.63%, 09/15/27 (Call 09/15/22)(a)	USD	125	131,406
5.13%, 05/01/23 (Call 08/31/20)	USD	90	90,335
5.25%, 03/15/26 (Call 03/15/21)	USD	100	104,447
5.38%, 01/15/24 (Call 08/31/20)	USD	115	116,564
5.38%, 05/01/25 (Call 08/31/20)	USD	75	77,381
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	119,994
5.00%, 05/01/25 (Call 08/31/20)(a)	USD	45	46,017
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(b)(d)	EUR	100	116,304
LifePoint Health Inc.
4.38%, 02/15/27 (Call 02/15/22)(a)	USD	85	86,437
6.75%, 04/15/25 (Call 04/15/22)(a)	USD	35	37,693
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 08/31/20)(a)	USD	60	59,631
6.38%, 02/01/24 (Call 02/01/21)(a)	USD	65	65,612
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	USD	150	138,562
6.50%, 05/15/27 (Call 05/15/23)(a)	USD	160	172,000
LKQ European Holdings BV, 4.13%, 04/01/28
(Call 04/01/23)(b)	EUR	100	122,993
LKQ Italia Bondco SpA, 3.88%, 04/01/24
(Call 01/01/24)(b)	EUR	100	122,463
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	USD	50	51,502
5.75%, 09/15/25 (Call 08/11/20)(a)	USD	115	119,922
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	USD	175	182,875
Macy’s Retail Holdings LLC, 3.63%, 06/01/24
(Call 03/01/24)	USD	100	78,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 08/31/20)(a)(c)	USD	65	10,400
5.75%, 08/01/22 (Call 08/31/20)(a)	USD	75	12,675
Marriott Ownership Resorts Inc., 6.13%, 09/15/25
(Call 05/15/22)(a)	USD	15	16,002
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	USD	100	103,375

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	130	$98,800
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	USD	65	66,950
4.63%, 06/01/28 (Call 06/01/23)(a)	USD	10	10,590
5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	78,750
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)	USD	60	64,663
6.75%, 12/31/25 (Call 12/31/20)(a)	USD	190	203,646
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 08/31/20)(b)	EUR	100	116,096
5.50%, 04/15/24 (Call 08/31/20)(a)	USD	185	188,700
7.25%, 04/15/25 (Call 08/31/20)(a)(c)	USD	170	163,412
MEDNAX Inc.
5.25%, 12/01/23 (Call 08/31/20)(a)	USD	100	101,625
6.25%, 01/15/27 (Call 01/15/22)(a)(c)	USD	125	132,187
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	USD	75	75,492
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(c)	USD	160	138,992
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	USD	50	56,446
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	USD	65	67,687
4.63%, 06/15/25 (Call 03/15/25)(a)	USD	120	126,149
5.63%, 05/01/24 (Call 02/01/24)	USD	130	141,139
5.75%, 02/01/27 (Call 11/01/26)	USD	95	103,418
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	62	60,295
5.50%, 04/15/27 (Call 01/15/27)	USD	111	111,010
5.75%, 06/15/25 (Call 03/15/25)	USD	165	170,226
6.00%, 03/15/23	USD	155	161,848
6.75%, 05/01/25 (Call 05/01/22)	USD	50	52,018
7.75%, 03/15/22	USD	125	133,125
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/22)(a)	USD	155	162,509
Molina Healthcare Inc.
4.38%, 06/15/28 (Call 06/15/23)(a)	USD	80	84,934
5.38%, 11/15/22 (Call 08/15/22)	USD	90	94,692
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	USD	65	39,033
MPH Acquisition Holdings LLC, 7.13%, 06/01/24
(Call 08/31/20)(a)(c)	USD	195	200,119
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23 (Call 11/05/23)	GBP	100	131,066
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	132,061
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	123,287
4.63%, 08/01/29 (Call 08/01/24)	USD	90	94,987
5.00%, 10/15/27 (Call 10/15/22)	USD	175	187,687
5.25%, 08/01/26 (Call 08/01/21)	USD	65	68,429
6.38%, 03/01/24 (Call 08/31/20)	USD	65	67,298
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	USD	40	42,588
3.88%, 02/15/31 (Call 06/01/25)(a)	USD	150	163,125
4.00%, 11/15/29 (Call 11/15/24)(a)	USD	100	107,760
4.75%, 08/01/26 (Call 08/01/21)(a)	USD	65	68,177
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	65	70,611
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/31/20)	USD	75	70,592
5.88%, 12/01/27 (Call 12/01/22)	USD	55	50,600
6.88%, 08/15/24 (Call 08/31/20)	USD	50	49,543
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	USD	100	38,982

Security		Par (000)	Value

United States (continued)
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	USD	50	$31,862
7.50%, 01/15/28 (Call 01/15/23)(a)	USD	50	31,268
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)	USD	60	61,609
8.13%, 07/15/23 (Call 08/31/20)(a)	USD	125	130,469
9.13%, 07/15/26 (Call 07/15/21)(a)	USD	120	130,686
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	USD	65	62,487
5.50%, 01/25/23	USD	125	127,927
5.88%, 10/25/24	USD	65	66,194
6.13%, 03/25/24	USD	105	108,812
6.50%, 06/15/22	USD	100	104,062
6.63%, 07/26/21	USD	57	58,425
6.75%, 06/25/25	USD	65	67,966
6.75%, 06/15/26	USD	65	67,297
7.25%, 01/25/22	USD	45	47,191
7.25%, 09/25/23	USD	65	68,718
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 08/31/20)(a)	USD	75	31,339
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	USD	140	143,500
9.50%, 05/01/25 (Call 05/01/22)(a)	USD	30	34,238
NCL Corp. Ltd.
10.25%, 02/01/26 (Call 08/01/23)(a)	USD	70	69,475
12.25%, 05/15/24 (Call 02/15/24)(a)	USD	115	124,776
NCR Corp.
5.00%, 07/15/22 (Call 08/31/20)	USD	75	75,278
5.75%, 09/01/27 (Call 09/01/22)(a)	USD	65	67,317
6.13%, 09/01/29 (Call 09/01/24)(a)(c)	USD	65	71,204
6.38%, 12/15/23 (Call 08/31/20)	USD	90	92,289
8.13%, 04/15/25 (Call 04/15/22)(a)	USD	25	27,743
Netflix Inc.
3.00%, 06/15/25 (Call 03/15/25)(b)	EUR	100	124,103
3.63%, 06/15/25 (Call 03/15/25)(a)	USD	25	26,531
3.63%, 05/15/27	EUR	100	128,355
3.63%, 06/15/30 (Call 03/15/30)(b)	EUR	200	257,329
3.88%, 11/15/29(b)	EUR	100	131,210
4.38%, 11/15/26(c)	USD	125	138,574
4.63%, 05/15/29	EUR	100	137,100
4.88%, 04/15/28(c)	USD	175	203,423
4.88%, 06/15/30 (Call 03/15/30)(a)	USD	125	147,162
5.38%, 11/15/29(a)	USD	90	109,012
5.50%, 02/15/22	USD	75	79,063
5.75%, 03/01/24	USD	50	56,209
5.88%, 02/15/25	USD	100	115,063
5.88%, 11/15/28	USD	190	235,961
6.38%, 05/15/29	USD	100	127,000
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	USD	175	185,936
4.70%, 04/01/26 (Call 01/01/26)	USD	250	271,012
4.88%, 06/01/25 (Call 05/01/25)	USD	40	43,500
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/11/20)(a)(c)	USD	115	118,115
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	200	213,810
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	65	68,169
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	45	47,855
4.25%, 09/15/24 (Call 07/15/24)(a)	USD	70	75,060
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	65	71,256

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)	USD	45	$45,056
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 08/31/20)	USD	80	63,300
7.50%, 04/15/26 (Call 04/15/22)	USD	70	48,708
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 08/31/20)(a)(c)	USD	65	67,031
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 08/31/20)(a)	USD	240	240,900
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	USD	50	51,813
5.00%, 04/15/25 (Call 08/11/20)(a)(c)	USD	140	143,804
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	170	177,862
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	190	202,329
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	90	99,103
5.75%, 01/15/28 (Call 01/15/23)	USD	105	114,997
6.63%, 01/15/27 (Call 07/15/21)(c)	USD	155	165,582
7.25%, 05/15/26 (Call 05/15/21)	USD	125	134,478
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	65	63,453
6.00%, 06/01/26 (Call 03/01/26)	USD	65	66,625
Oasis Petroleum Inc., 6.88%, 03/15/22 (Call 08/31/20)	USD	115	20,508
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	USD	25	23,899
3.20%, 08/15/26 (Call 06/15/26)	USD	150	136,168
3.40%, 04/15/26 (Call 01/15/26)	USD	150	136,312
3.50%, 06/15/25 (Call 03/15/25)	USD	100	94,215
3.50%, 08/15/29 (Call 05/15/29)	USD	125	111,096
5.55%, 03/15/26 (Call 12/15/25)	USD	100	100,350
7.50%, 05/01/31	USD	100	105,580
7.88%, 09/15/31	USD	50	53,250
8.00%, 07/15/25 (Call 04/15/25)	USD	155	168,369
8.50%, 07/15/27 (Call 01/15/27)	USD	190	211,109
8.88%, 07/15/30 (Call 01/15/30)	USD	100	112,625
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	119,997
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	65	61,100
5.13%, 09/15/27 (Call 03/15/22)	USD	65	63,069
5.63%, 08/01/29 (Call 08/01/24)	USD	95	90,822
9.50%, 06/01/25 (Call 03/01/25)(a)	USD	40	45,529
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	USD	75	79,478
5.63%, 03/15/23	USD	100	106,104
6.13%, 05/15/22	USD	75	78,937
6.13%, 03/15/24 (Call 09/15/23)	USD	165	179,025
6.63%, 01/15/28 (Call 07/15/27)	USD	100	114,550
6.88%, 03/15/25	USD	155	172,459
7.13%, 03/15/26	USD	175	204,799
7.75%, 10/01/21	USD	40	42,300
8.88%, 06/01/25 (Call 06/01/22)	USD	75	84,562
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)	USD	75	78,375
7.38%, 06/01/25 (Call 06/01/22)(a)	USD	45	47,984
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	65	60,709
5.00%, 08/15/27 (Call 08/15/22)(a)	USD	80	78,146
5.63%, 02/15/24 (Call 08/31/20)	USD	50	50,568

Security	Par (000)		Value

United States (continued)
6.25%, 06/15/25 (Call 06/15/22)(a)	USD	30	$30,517
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	USD	90	95,013
6.63%, 05/13/27 (Call 05/15/23)(a)	USD	40	43,133
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	USD	100	20,875
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	351	373,815
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	USD	50	49,527
5.25%, 08/15/25 (Call 08/31/20)(a)	USD	55	56,193
5.38%, 01/15/25 (Call 08/31/20)(a)	USD	85	87,187
5.63%, 10/15/27 (Call 10/15/22)(a)	USD	65	68,088
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	USD	110	88,187
7.25%, 06/15/25 (Call 08/31/20)	USD	75	67,875
9.25%, 05/15/25 (Call 05/15/22)(a)	USD	115	128,510
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	USD	75	75,072
6.13%, 09/15/24 (Call 08/31/20)	USD	50	50,607
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	62,700
5.75%, 10/01/22 (Call 08/31/20)	USD	75	75,679
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	USD	135	139,089
PetSmart Inc.
5.88%, 06/01/25 (Call 08/31/20)(a)	USD	142	145,832
7.13%, 03/15/23 (Call 08/31/20)(a)	USD	190	191,614
8.88%, 06/01/25 (Call 08/11/20)(a)	USD	80	82,924
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	USD	100	103,145
5.25%, 07/01/30 (Call 07/01/25)	USD	120	124,654
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	USD	100	92,854
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	USD	45	47,925
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 08/31/20)(a)	USD	125	128,198
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	80	84,445
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	180	189,450
5.00%, 08/15/26 (Call 08/15/21)(a)	USD	115	120,191
5.50%, 12/15/29 (Call 12/15/24)(a)(c)	USD	95	103,669
5.63%, 01/15/28 (Call 12/01/22)(a)(c)	USD	120	131,286
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	165	175,725
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	USD	50	52,422
6.38%, 03/01/24 (Call 08/31/20)(a)	USD	75	77,813
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	USD	95	101,802
5.75%, 04/15/26(a)	USD	145	160,950
6.25%, 01/15/28 (Call 01/15/23)(a)	USD	135	140,737
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	USD	65	67,390
4.00%, 02/15/28 (Call 02/15/23)(a)	USD	65	68,273
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	USD	75	85,646
5.50%, 03/01/26 (Call 12/01/25)	USD	40	46,112
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	51,521
5.38%, 10/01/22 (Call 07/01/22)	USD	65	51,951

13

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.63%, 03/01/26 (Call 12/01/25)	USD	65	$37,538
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	USD	75	80,813
5.50%, 07/15/26 (Call 07/15/21)(c)	USD	115	123,193
Quicken Loans LLC
5.25%, 01/15/28 (Call 01/15/23)(a)	USD	125	134,912
5.75%, 05/01/25 (Call 08/31/20)(a)	USD	155	159,638
QVC Inc.
4.38%, 03/15/23	USD	70	72,825
4.45%, 02/15/25 (Call 11/15/24)	USD	75	76,997
4.75%, 02/15/27 (Call 11/15/26)	USD	70	71,984
4.85%, 04/01/24	USD	75	78,831
5.13%, 07/02/22(c)	USD	65	67,627
Qwest Corp., 6.75%, 12/01/21	USD	120	127,758
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 08/31/20)(a)	USD	150	156,924
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	50	50,250
4.88%, 03/15/27 (Call 09/15/26)	USD	25	24,224
6.63%, 03/15/25 (Call 09/15/24)	USD	95	101,237
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	95	79,563
5.00%, 08/15/22 (Call 05/15/22)	USD	40	38,152
5.00%, 03/15/23 (Call 12/15/22)(c)	USD	90	82,993
9.25%, 02/01/26 (Call 02/01/22)(a)	USD	70	67,550
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	USD	50	49,417
7.63%, 06/15/25 (Call 06/15/22)(a)	USD	15	15,720
9.38%, 04/01/27 (Call 04/01/22)(a)	USD	65	66,192
Refinitiv U.S. Holdings Inc.
4.50%, 05/15/26 (Call 11/15/21)(b)	EUR	100	123,848
6.25%, 05/15/26 (Call 11/15/21)(a)	USD	155	167,594
8.25%, 11/15/26 (Call 11/15/21)(a)	USD	200	220,750
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(c)	USD	180	199,836
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 08/31/20)(a)	USD	200	203,060
7.00%, 07/15/24 (Call 08/31/20)(a)	USD	100	101,812
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	USD	105	97,650
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	USD	77	78,348
8.00%, 11/15/26 (Call 01/15/23)(a)	USD	114	117,409
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23 (Call 03/15/23)(a)	USD	40	40,775
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 08/31/20)(a)	USD	100	98,125
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	90	99,112
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	USD	50	51,313
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	USD	125	129,375
4.00%, 10/01/22 (Call 08/31/20)	USD	95	96,282
4.88%, 09/01/24 (Call 08/31/20)	USD	140	143,545
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)(b)	EUR	100	108,953
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	155	153,450
7.00%, 05/15/28 (Call 05/15/23)(a)	USD	85	78,390
7.25%, 11/15/29 (Call 11/15/24)(a)	USD	40	36,643

Security	Par (000)		Value

United States (continued)
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	135	$135,506
8.63%, 07/01/25 (Call 07/01/22)(a)	USD	60	60,265
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD	55	56,753
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	55	57,716
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	32,653
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	53,219
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	50	55,156
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	USD	155	167,012
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	USD	55	58,662
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	USD	75	79,942
5.13%, 06/01/29 (Call 06/01/24)	USD	100	110,637
5.38%, 05/15/24 (Call 08/31/20)(c)	USD	105	107,231
Service Properties Trust, 7.50%, 09/15/25 (Call 06/15/25)	USD	40	42,238
SESI LLC
7.13%, 12/15/21 (Call 08/31/20)(a)	USD	80	32,000
7.75%, 09/15/24 (Call 09/15/20)	USD	65	22,425
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	USD	55	51,975
5.38%, 05/01/26 (Call 05/01/21)(a)	USD	65	67,083
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 08/31/20)	EUR	100	119,513
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)	USD	50	48,938
5.50%, 03/01/30 (Call 12/01/24)(a)	USD	40	39,988
5.63%, 08/01/24 (Call 08/17/20)(a)(c)	USD	70	70,791
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(a)	USD	70	73,507
4.63%, 07/15/24 (Call 07/15/21)(a)	USD	190	199,211
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	190	202,350
5.38%, 07/15/26 (Call 07/15/21)(a)	USD	125	132,187
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	155	172,631
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/31/20)(a)	USD	125	119,609
5.50%, 04/15/27 (Call 04/15/22)(a)(c)	USD	65	61,296
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	USD	35	37,669
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	USD	205	202,437
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 08/31/20)(a)(c)	USD	355	375,590
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(c)	USD	115	106,183
7.50%, 04/01/26 (Call 04/01/21)(c)	USD	80	75,060
7.75%, 10/01/27 (Call 10/01/22)(c)	USD	40	37,562
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)(b)	EUR	100	115,973
5.75%, 07/15/25 (Call 08/31/20)	USD	125	129,375
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(c)	USD	75	58,500
7.50%, 04/15/25 (Call 04/15/22)(a)	USD	150	147,607
Sprint Communications Inc.
6.00%, 11/15/22	USD	260	280,372
11.50%, 11/15/21	USD	50	56,150
Sprint Corp.
7.13%, 06/15/24	USD	290	338,662
7.25%, 09/15/21	USD	235	248,023
7.63%, 02/15/25 (Call 11/15/24)	USD	190	231,006
7.63%, 03/01/26 (Call 11/01/25)	USD	165	206,453
7.88%, 09/15/23	USD	485	562,061

14

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	USD	275	$294,937
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	USD	125	139,256
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(b)	EUR	100	114,312
4.38%, 07/15/30 (Call 07/15/25)(a)	USD	135	145,800
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	125	133,017
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	85	90,502
6.00%, 10/15/25 (Call 10/15/20)(a)	USD	125	130,182
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	250	219,192
10.75%, 04/15/27 (Call 04/15/22)(a)	USD	100	63,687
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	USD	65	62,500
5.00%, 12/15/21 (Call 09/15/21)	USD	90	90,562
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	USD	125	111,875
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 08/31/20)	USD	75	76,234
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)	USD	15	15,563
6.13%, 07/15/23 (Call 08/11/20)	USD	80	80,051
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 08/31/20)	USD	125	127,031
5.50%, 02/15/26 (Call 02/15/21)	USD	100	102,445
5.88%, 03/15/28 (Call 03/15/23)	USD	50	52,116
6.00%, 04/15/27 (Call 04/15/22)	USD	75	79,125
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 08/31/20)	USD	70	48,300
6.63%, 01/15/28 (Call 01/15/23)(a)	USD	60	60,216
7.25%, 05/15/27 (Call 05/15/22)(a)	USD	95	98,266
7.63%, 06/01/28 (Call 06/01/23)(a)	USD	15	15,675
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	75	57,180
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	USD	65	62,725
5.50%, 09/15/24 (Call 08/31/20)(a)	USD	90	86,625
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	95	84,498
6.00%, 03/01/27 (Call 03/01/23)(a)	USD	55	49,992
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 08/31/20)	USD	75	75,281
5.00%, 01/15/28 (Call 01/15/23)	USD	90	91,800
5.13%, 02/01/25 (Call 08/31/20)	USD	50	50,990
5.25%, 05/01/23 (Call 08/31/20)	USD	25	25,168
5.38%, 02/01/27 (Call 02/01/22)	USD	65	67,051
5.50%, 03/01/30 (Call 03/01/25)(a)	USD	100	105,480
5.88%, 04/15/26 (Call 04/15/21)	USD	125	131,562
6.50%, 07/15/27 (Call 07/15/22)	USD	95	101,599
6.75%, 03/15/24 (Call 08/31/20)	USD	75	76,778
6.88%, 01/15/29 (Call 01/15/24)	USD	50	55,453
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	USD	25	27,313
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	55	61,749
5.88%, 01/31/25 (Call 08/11/20)(a)	USD	11	11,269
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	65	72,264
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	USD	100	98,833
5.00%, 09/15/29 (Call 09/15/24)(a)	USD	145	146,269
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	USD	110	117,837

Security	Par (000)		Value

United States (continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 08/11/20)(a)	USD	125	$129,422
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	USD	75	78,563
5.63%, 10/15/23 (Call 08/31/20)	USD	55	56,348
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/31/20)	USD	235	239,636
4.63%, 09/01/24 (Call 09/01/21)(a)	USD	75	77,076
4.63%, 06/15/28 (Call 06/15/23)(a)	USD	65	68,117
4.88%, 01/01/26 (Call 03/01/22)(a)	USD	265	277,307
5.13%, 05/01/25 (Call 08/31/20)	USD	175	180,245
5.13%, 11/01/27 (Call 11/01/22)(a)	USD	185	196,331
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	185	196,204
6.75%, 06/15/23	USD	235	247,284
7.00%, 08/01/25 (Call 08/31/20)(c)	USD	60	61,950
7.50%, 04/01/25 (Call 04/01/22)(a)	USD	25	27,594
8.13%, 04/01/22	USD	300	322,125
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	65	68,058
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	85	92,386
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	82,283
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	USD	105	107,362
Tesla Inc., 5.30%, 08/15/25 (Call 08/31/20)(a)	USD	225	232,875
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	USD	65	67,515
4.50%, 02/01/26 (Call 02/01/21)	USD	225	231,989
4.75%, 02/01/28 (Call 02/01/23)	USD	190	205,884
5.13%, 04/15/25 (Call 08/11/20)	USD	65	66,670
5.38%, 04/15/27 (Call 04/15/22)	USD	65	70,492
6.00%, 04/15/24 (Call 08/10/20)	USD	125	127,975
6.38%, 03/01/25 (Call 08/11/20)	USD	215	220,291
6.50%, 01/15/26 (Call 01/15/21)	USD	100	105,455
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	USD	50	51,900
4.35%, 02/15/28 (Call 11/15/27)(c)	USD	50	54,035
4.38%, 04/15/23 (Call 01/15/23)	USD	25	26,176
4.88%, 03/15/27 (Call 12/15/26)	USD	55	61,423
5.88%, 02/15/22 (Call 11/15/21)	USD	50	52,295
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	USD	335	317,814
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	480	506,400
6.38%, 06/15/26 (Call 06/15/21)	USD	95	92,915
6.50%, 07/15/24 (Call 08/31/20)	USD	150	150,000
6.50%, 05/15/25 (Call 08/31/20)	USD	95	93,298
7.50%, 03/15/27 (Call 03/15/22)(c)	USD	75	76,163
8.00%, 12/15/25 (Call 04/08/22)(a)	USD	105	113,794
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	USD	78	68,250
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)	USD	75	36,750
8.00%, 02/01/27 (Call 02/01/23)(a)	USD	65	31,220
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	63	58,868
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	70	63,175
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	USD	49	45,703
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	54,063

15

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)	USD	50	$44,013
7.75%, 08/15/25 (Call 08/31/20)(c)	USD	67	43,110
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(c)	USD	55	54,572
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	USD	60	63,774
6.50%, 04/15/26 (Call 04/15/21)(a)	USD	75	75,188
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	USD	135	144,703
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(c)	USD	80	52,600
6.88%, 08/15/25 (Call 08/31/20)	USD	70	49,000
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)	USD	65	67,641
7.50%, 05/15/25 (Call 05/15/22)(a)	USD	115	121,323
7.50%, 09/15/27 (Call 09/15/22)(a)	USD	150	157,000
8.00%, 11/01/26 (Call 11/01/21)(a)	USD	165	172,681
UGI International LLC, 3.25%, 11/01/25 (Call 11/01/21)(b)	EUR	100	117,939
United Airlines Holdings Inc., 4.25%, 10/01/22(c)	USD	50	44,625
United Rentals Inc., 3.88%, 02/15/31 (Call 08/15/25)	USD	25	25,000
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	USD	93	97,492
4.00%, 07/15/30 (Call 07/15/25)(c)	USD	95	98,206
4.63%, 10/15/25 (Call 10/15/20)	USD	95	98,108
4.88%, 01/15/28 (Call 01/15/23)	USD	110	117,911
5.25%, 01/15/30 (Call 01/15/25)	USD	75	82,125
5.50%, 07/15/25 (Call 08/28/20)	USD	100	102,927
5.50%, 05/15/27 (Call 05/15/22)	USD	125	134,531
5.88%, 09/15/26 (Call 09/15/21)	USD	125	133,425
6.50%, 12/15/26 (Call 08/10/20)	USD	140	155,309
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	USD	120	124,200
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 08/31/20)(a)	USD	75	71,188
7.88%, 02/15/25 (Call 02/15/22)(a)	USD	235	247,044
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/20)(a)	USD	70	70,350
8.25%, 10/15/23 (Call 08/31/20)	USD	140	135,457
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/11/20)(a)	USD	185	179,450
6.63%, 06/01/27 (Call 06/01/23)(a)	USD	165	164,431
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	USD	90	92,250
6.88%, 09/01/27 (Call 09/01/22)	USD	70	70,910
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)(e)	USD	41	2,255
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	USD	85	89,415
Vector Group Ltd.
6.13%, 02/01/25 (Call 08/31/20)(a)	USD	105	104,344
10.50%, 11/01/26 (Call 11/01/21)(a)	USD	70	71,750
Vericast Corp.
8.38%, 08/15/22 (Call 08/31/20)(a)	USD	100	80,545
9.25%, 03/01/21 (Call 08/31/20)(a)	USD	52	52,073
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 08/31/20)(a)(c)	USD	73	75,007
VeriSign Inc.
4.63%, 05/01/23 (Call 08/31/20)	USD	100	101,329
4.75%, 07/15/27 (Call 07/15/22)	USD	70	75,877
5.25%, 04/01/25 (Call 01/01/25)	USD	65	74,100

Security	Par (000)		Value

United States (continued)
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	USD	140	$154,671
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)	USD	80	83,354
6.25%, 02/28/57 (Call 02/28/27)(c)(d)	USD	80	88,330
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	USD	90	90,475
5.63%, 04/15/27 (Call 04/15/22)(a)	USD	75	79,062
6.50%, 07/15/28 (Call 07/15/23)(a)	USD	30	30,816
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	USD	50	50,756
3.75%, 02/15/27 (Call 02/15/23)(a)	USD	95	95,430
4.13%, 08/15/30 (Call 02/15/25)(a)	USD	125	126,187
4.25%, 12/01/26 (Call 12/01/22)(a)	USD	125	128,750
4.63%, 12/01/29 (Call 12/01/24)(a)	USD	125	130,316
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	USD	105	68,679
13.00%, 05/15/25 (Call 05/15/22)(a)	USD	65	70,545
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	USD	155	165,075
5.50%, 09/01/26 (Call 09/01/21)(a)	USD	150	157,899
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	165	177,169
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	85	69,275
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	USD	80	87,400
7.25%, 06/15/28 (Call 06/15/23)(a)	USD	155	169,337
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(c)	USD	240	260,729
Western Midstream Operating LP
4.10%, 02/01/25 (Call 01/01/25)	USD	50	49,586
4.50%, 03/01/28 (Call 12/01/27)	USD	50	50,047
5.05%, 02/01/30 (Call 11/01/29)	USD	125	126,650
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(e)	USD	50	8,500
6.25%, 04/01/23 (Call 01/01/23)(e)	USD	50	9,000
6.63%, 01/15/26 (Call 10/15/25)(e)	USD	50	8,625
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	USD	90	95,697
5.63%, 03/15/27 (Call 03/15/22)(a)	USD	50	53,265
WMG Acquisition Corp., 2.75%, 07/15/28 (Call 07/15/23)(b)	EUR	100	120,756
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	USD	75	54,354
9.00%, 11/15/26 (Call 11/15/22)(a)	USD	115	82,759
13.13%, 11/15/27 (Call 11/15/22)(a)	USD	40	26,800
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	USD	100	93,354
5.25%, 09/15/24 (Call 06/15/24)	USD	80	82,522
5.25%, 10/15/27 (Call 10/15/22)	USD	90	88,875
5.75%, 06/01/26 (Call 06/01/21)	USD	65	66,234
5.88%, 06/15/28 (Call 06/15/23)	USD	12	12,197
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/15/23)(a)	USD	95	101,175
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	USD	38	36,947
4.25%, 03/01/22 (Call 12/01/21)	USD	81	80,722
5.75%, 04/01/27 (Call 01/01/27)	USD	50	49,552
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	35	36,195
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	USD	65	60,820
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	115	102,701

16

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par/ Shares (000)		Value

United States (continued)
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	225		$211,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD	100		96,051
7.75%, 04/15/25 (Call 04/15/22)(a)	USD	100		105,040
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)	USD	175		179,643
XPO Logistics Inc.
6.13%, 09/01/23 (Call 08/31/20)(a)	USD	65		66,294
6.25%, 05/01/25 (Call 05/01/22)(a)	USD	125		135,312
6.50%, 06/15/22 (Call 08/31/20)(a)	USD	150		150,385
6.75%, 08/15/24 (Call 08/15/21)(a)	USD	125		134,492
Yum! Brands Inc.
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	75		81,375
7.75%, 04/01/25 (Call 04/01/22)(a)	USD	60		67,012
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	USD	205		205,215
6.13%, 03/01/28 (Call 03/01/23)(a)	USD	90		92,925

				106,541,658

Total Corporate Bonds & Notes — 97.2% (Cost: $155,398,067)				155,464,476

Common Stocks

United States — 0.0%
AMC Entertainment Inc.		1		0	(g)

Total Common Stocks — 0.0% (Cost: $0)				0	(g)

Warrants

United States — 0.0%
Sable Permian Resources Land LLC, (Expires 10/16/24)(j)		0	(f)	—
SM Energy Co., (Expires 6/30/23)(k)		5		14,465

				14,465

Total Warrants — 0.0% (Cost: $21,107)				14,465

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(l)(m)(n)	10,010	$10,021,115
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(l)(m)	1,930	1,930,000

		11,951,115

Total Short-Term Investments — 7.5% (Cost: $11,944,072)		11,951,115

Total Investments in Securities — 104.7% (Cost: $167,363,246)		167,430,056

Other Assets, Less Liabilities — (4.7)%		(7,439,954)

Net Assets — 100.0%		$159,990,102

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Rounds to less than 1,000.
(g)	Rounds to less than $1.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Perpetual security with no stated maturity date.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,908,212	$—	$(10,888,094	)(a)	$3,830	$(2,833)	$10,021,115	10,010	$74,141	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,846,000	—	(916,000	)(a)	—	—	1,930,000	1,930	7,048		—

					$3,830	$(2,833)	$11,951,115		$81,189		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

17

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® US & Intl High Yield Corp Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—		$155,464,476	$—	$155,464,476
Common Stocks	0	(a)	—	—	0	(a)
Warrants	—		14,465	—	14,465
Money Market Funds	11,951,115		—	—	11,951,115

	$11,951,115		$155,478,941	$—	$167,430,056

(a)	Rounds to less than $1.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

18